Related party balances and transactions (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other receivables - related parties	$ 3,183,506	$ 2,794,894
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Other receivables - related parties		2,794,894	$ 5,386,156
Beijing Minhongyun Energy Supply Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship description	Yunwu Li, the Company’s Chief Executive Officer and Chairman of the Board of Directors and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd is the director of this entity
Nature description	Interest-free loans due on November 30, 2025 extended to November 30, 2026
Other receivables - related parties	$ 1,053,279	$ 1,048,912
Beijing Minhongyun Energy Supply Co Ltd [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Relationship description		Yunwu Li, the Company’s Chief Executive Officer and Chairman of the Board of Directors and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd is the director of this entity
Nature description		Interest-free loans due on November 30, 2025
Other receivables - related parties		$ 1,048,912	1,064,566
Shenzhen Li Yaxin Industrial Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship description	Yunwu Li, the Company’s Chief Executive Officer and Chairman of the Company’s Board of Directors and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd., is the sole shareholder of this entity
Nature description	Interest-free loans due on December 10, 2025, extended to December 10, 2026
Other receivables - related parties	$ 88,704	$ 97,379
Shenzhen Li Yaxin Industrial Co Ltd [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Relationship description		Yunwu Li, the Company’s Chief Executive Officer and Chairman of the Company’s Board of Directors and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd., is the sole shareholder of this entity
Nature description		Interest-free loans due on December 10, 2025
Other receivables - related parties		$ 97,379	96,009
Yunwu Li [Member]
Related Party Transaction [Line Items]
Relationship description	Chairman of CDT Environmental Technology Co., Ltd.
Nature description	Interest-free loans due on October 31, 2025, extended to October 30, 2026
Other receivables - related parties	$ 1,306,367	$ 846,854
Yunwu Li [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Relationship description		Chairman of CDT Environmental Technology Co., Ltd.
Nature description		Interest-free loans due on October 31, 2025
Other receivables - related parties		$ 846,854	3,446,578
Jianzhong Zhao [Member]
Related Party Transaction [Line Items]
Relationship description	Legal Representative, General Manager and Director of Hohhot CDT Environmental Technology Co., Ltd.
Nature description	Interest-free loans due on December 31, 2025, extended to December 31, 2026
Other receivables - related parties	$ 171,304	$ 237,868
Jianzhong Zhao [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Relationship description		Legal Representative, General Manager and Director of Hohhot CDT Environmental Technology Co., Ltd.
Nature description		Interest-free loans due on December 31, 2025
Other receivables - related parties		$ 237,868	299,772
Jianshan Ma [Member]
Related Party Transaction [Line Items]
Relationship description	Director and General Manager of Chengde CDT Environmental Technology Co., Ltd.
Nature description	Interest-free loans due on December 31, 2025, extended to December 31, 2026
Other receivables - related parties	$ 95,413	$ 95,264
Jianshan Ma [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Relationship description		Director and General Manager of Chengde CDT Environmental Technology Co., Ltd.
Nature description		Interest-free loans due on December 31, 2025
Other receivables - related parties		$ 95,264	117,279
Yan Wang [Member]
Related Party Transaction [Line Items]
Relationship description	Relative of Ying Wang, Supervisor of Huzhou CDT Environmental Technology Co., Ltd.
Nature description	Interest-free loans due on February 28, 2025, extended to February 28, 2026
Other receivables - related parties	$ 165,340	$ 157,978
Yan Wang [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Relationship description		Relative of Ying Wang, Supervisor of Huzhou CDT Environmental Technology Co., Ltd.
Nature description		Interest-free loans due on February 28, 2025, extended to February 28, 2026
Other receivables - related parties		$ 157,978	160,052
Shaozhao [Member]
Related Party Transaction [Line Items]
Relationship description	Project manager of Shenzhen CDT Environmental Technology Co., Ltd
Nature description	Interest-free loans due on demand
Other receivables - related parties	$ 303,099	310,639
Wanqiang Lin [Member]
Related Party Transaction [Line Items]
Relationship description	Director of Ultra HK
Other receivables - related parties	$ 3,183,506	$ 2,794,894
Wanqiang Lin [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Relationship description		Director of Ultra HK
Other receivables - related parties		$ 2,794,894	5,386,156
Zhaozhao Xu [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Relationship description		General project manager of Shenzhen CDT Environmental Technology Co., Ltd.
Nature description		Interest-free loans, due on December 31, 2024
Other receivables - related parties		$ 0	32,473
Yaoyu Zhou [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Relationship description		Spouse of Ying Wang, Supervisor of Huzhou CDT Environmental Technology Co., Ltd.
Nature description		Interest-free loans, due on November 2, 2024
Other receivables - related parties		$ 0	155,308
Xushaozhao [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Relationship description		Project manager of Shenzhen CDT Environmental Technology Co., Ltd
Nature description		Interest-free loans due on demand
Other receivables - related parties		$ 310,639	0
Guangxi Jingxingming Eletrical Ltd [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Related Party Transaction [Line Items]
Relationship description		The legal representative of this entity is also the legal representative of Guangxi CWT Environmental Technology Co., Ltd., our prior subsidiary.
Nature description		Interest-free loans, due on August 22, 2024
Other receivables - related parties			$ 14,119